INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
As of the beginning of period	$ 49,908,325
As of the end of period	63,794,675
Office equipment
Property, plant and equipment
As of the beginning of period	269,538
Transfers		$ (55,698)
As of the end of period	240,206
Vehicles
Property, plant and equipment
As of the beginning of period	2,665,074
Transfers		55,698
As of the end of period	2,288,951
Equipment and computer software
Property, plant and equipment
As of the beginning of period	231,676
As of the end of period	251,002
Fixture and fittings
Property, plant and equipment
As of the beginning of period	3,546,919
Transfers		356,109
As of the end of period	3,228,224
Machinery and equipment
Property, plant and equipment
As of the beginning of period	5,811,960
Transfers		68,805
As of the end of period	12,400,288
Land and buildings
Property, plant and equipment
As of the beginning of period	34,240,384
Transfers		168,569
As of the end of period	38,509,795
Buildings in progress
Property, plant and equipment
As of the beginning of period	3,142,774
Transfers		(593,483)
As of the end of period	6,876,209
Gross carrying amount
Property, plant and equipment
As of the beginning of period	71,521,454	63,974,402
Additions	3,824,078	1,756,346
Additions from business combination	13,100,572
Disposals	(66,930)	(437,109)
Foreign currency translation	(83,878)	6,575,378
Revaluation		4,482,496
As of the end of period	88,295,296	67,386,521
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	908,004	762,825
Additions	305	17,009
Foreign currency translation	724	69,188
As of the end of period	909,033	793,324
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	5,261,979	3,512,217
Additions	84,209	715,492
Disposals	(59,744)	(218,344)
Foreign currency translation	(3,948)	258,800
As of the end of period	5,282,496	4,323,863
Gross carrying amount | Equipment and computer software
Property, plant and equipment
As of the beginning of period	925,349	592,126
Additions	111,226	101,156
Additions from business combination	12,469
Disposals		(49,944)
Foreign currency translation	(32,824)	55,471
As of the end of period	1,016,220	698,809
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	7,606,389	5,637,943
Additions	34,256
Additions from business combination	5,379
Disposals		(15)
Foreign currency translation	12,143	821,362
As of the end of period	7,658,167	6,815,399
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	13,017,830	9,987,811
Additions	1,128,712	371,583
Additions from business combination	7,047,496
Disposals	(7,186)	(41,468)
Foreign currency translation	(14,677)	1,033,450
As of the end of period	21,172,175	11,420,181
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	40,659,129	41,486,215
Additions from business combination	4,750,136
Foreign currency translation	(28,269)	4,099,357
Revaluation		4,482,496
As of the end of period	45,380,996	41,271,645
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	3,142,774	1,995,265
Additions	2,465,370	551,106
Additions from business combination	1,285,092
Disposals		(127,338)
Foreign currency translation	(17,027)	237,750
As of the end of period	6,876,209	2,063,300
Accumulated depreciation
Property, plant and equipment
As of the beginning of period	(21,613,129)	(16,019,806)
Of the period	(2,960,156)	(1,668,788)
Disposals	59,744	251,108
Foreign currency translation	12,920	(1,695,110)
Revaluation		(692,630)
As of the end of period	(24,500,621)	(18,439,966)
Accumulated depreciation | Office equipment
Property, plant and equipment
As of the beginning of period	(638,466)	(473,905)
Of the period	(30,827)	(23,583)
Foreign currency translation	466	(51,063)
As of the end of period	(668,827)	(548,551)
Accumulated depreciation | Vehicles
Property, plant and equipment
As of the beginning of period	(2,596,905)	(1,676,583)
Of the period	(457,562)	(413,229)
Disposals	59,744	196,985
Foreign currency translation	1,178	(43,972)
As of the end of period	(2,993,545)	(1,936,799)
Accumulated depreciation | Equipment and computer software
Property, plant and equipment
As of the beginning of period	(693,673)	(525,021)
Of the period	(73,094)	(48,637)
Disposals		49,631
Foreign currency translation	1,549	(31,979)
As of the end of period	(765,218)	(556,006)
Accumulated depreciation | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(4,059,470)	(2,670,512)
Of the period	(370,828)	(327,792)
Foreign currency translation	355	(315,287)
As of the end of period	(4,429,943)	(3,313,591)
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(7,205,870)	(4,862,083)
Of the period	(1,575,862)	(516,171)
Disposals		4,492
Foreign currency translation	9,845	(552,484)
As of the end of period	(8,771,887)	(5,926,246)
Accumulated depreciation | Land and buildings
Property, plant and equipment
As of the beginning of period	(6,418,745)	(5,811,702)
Of the period	(451,983)	(339,376)
Foreign currency translation	(473)	(700,325)
Revaluation		(692,630)
As of the end of period	$ (6,871,201)	$ (6,158,773)